Income Taxes - Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate [Abstract]
Net loss before tax (in Dollars)	$ (1,376,430)	$ (4,157,737)	$ (4,340,975)
Net loss before tax, percentage	100.00%	100.00%	100.00%
Hongkong statutory income tax rate, percentage	16.50%	16.50%	16.50%
Provision for income tax benefit at Hong Kong statutory income tax rate (16.5%), Amount (in Dollars)	$ (227,110)	$ (686,027)	$ (716,261)
Provision for income tax benefit at Hong Kong statutory income tax rate (16.5%), Percent	16.50%	16.50%	16.50%
Domestic tax effects
Non-taxable income (in Dollars)	$ (13,907)	$ (5,477)	$ (1,071,774)
Non-taxable income, percentage	1.00%	0.10%	24.70%
Non-deductible expenses (in Dollars)		$ 195	$ 98,704
Non-deductible expenses, percentage	0.00%	0.00%	(2.30%)
Change in valuation allowance (in Dollars)	$ 223,918	$ 702,123	$ 1,705,603
Change in valuation allowance, percentage	(16.30%)	(16.90%)	(39.30%)
Foreign tax effects
-Statutory tax rate difference between Cayman and Hong Kong (in Dollars)	$ 16,128	$ (9,191)	$ (5,078)
-Statutory tax rate difference between Cayman and Hong Kong	(1.20%)	0.20%	0.10%
Other foreign jurisdictions (in Dollars)	$ 917	$ (1,623)	$ (11,185)
Other foreign jurisdictions	0.00%	0.10%	0.30%
Effective income tax expense (in Dollars)
Effective income tax expense